Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued salaries, wages and related employee benefits	$ 35,737	$ 33,929
Accrued trade payables	4,070	4,143
Accrued indirect taxes	6,481	4,398
Accrued sales discounts	3,238	3,899
Accrued insurance	3,976	2,781
Income taxes payable	6,993	2,633
Other accrued expenses	13,209	15,893
Total accrued expenses and other current liabilities	$ 73,704	$ 67,676